Securities Purchased Under Agreements To Resell And Collateral Pledged By Company (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities Purchased under Agreements to Resell [Abstract]
Gross amounts of recognized assets	$ 659,154,000	$ 412,614,000
Gross amounts offset in the Statement of Condition	0	0
Net amounts of assets presented in the Statement of Condition	659,154,000	412,614,000
Offsetting securities sold under agreements to repurchase	(48,655,000)	(8,672,000)
Securities collateral (not recognized on FHN's Statement of Condition)	(602,403,000)	(396,855,000)
Net amount	$ 8,096,000	$ 7,087,000